Capital management (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of debt ratio information

	March 31,
	2025	2026
Borrowings and (Refer note 32 )	545,864	716,217
Lease liabilities (Refer note 42)	238,149	313,503
Less: Cash and cash equivalents (Refer note 28)	(605,802)	(1,004,077)
Net debt	178,211	25,643

Equity	5,403,693	5,451,424
Total equity	5,403,693	5,451,424

Gearing ratio (Net debt / total equity + net debt)	3.19%	0.47%